NOTES PAYABLE - RELATED PARTIES (Details Narrative) - Atikin Investments LLC [Member] - USD ($)		5 Months Ended
	Jan. 11, 2021	Dec. 31, 2020	Aug. 02, 2020
Junior Secured Revolving Promissory Note [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Debt instrument face amount		$ 22,500
Debt borrowed amount		$ 57,500
Debt instrument maturity date		Dec. 15, 2020
Chief Executive Officer [Member] | Extended Maturity [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Debt instrument maturity date		Jan. 15, 2021
Chief Executive Officer [Member] | Agreement [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Debt instrument face amount		$ 22,500
Debt borrowed amount		57,500
Repayment of debt		$ 35,000
Debt instrument maturity date		Dec. 15, 2020
Accrued interest	$ 22,500
Accrued interest	$ 1,524
Chief Executive Officer [Member] | Junior Secured Revolving Promissory Note [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Debt instrument face amount			$ 200,000